SEMI-ANNUAL REPORT

FRANKLIN NEW YORK TAX-FREE TRUST

JUNE 30, 1999


SHAREHOLDER LETTER

Dear Shareholder:

This semiannual report for Franklin New York Tax-Free Trust covers the period ended June 30, 1999.


THE NATIONAL ECONOMY

During the six months under review, the U.S. economy grew at a healthy pace, with gross domestic product (GDP) for the first and second quarters registering gains of 4.3% and 2.3% respectively. Consumer spending drove the economy -- low unemployment, a solid stock market and low interest rates kept consumer confidence high. However, such strong growth raised fears of inflation, especially as April's Consumer Price Index (CPI) jumped 0.7%, the largest monthly increase since October 1990. Although a number of "one-time" price increases such as for oil and tobacco helped explain the CPI's strength, investors expected a tightening from the Federal Reserve Board (the Fed), which pushed interest rates to their highest levels in more than a year. Indeed, investors were right. In its late-June meeting, the Fed raised the federal funds target rate 0.25% in an attempt to deter inflation. At the end of the reporting period, the 30-year Treasury bond yield stood at 5.98%, compared with 5.09% on December 31, 1998.

The municipal bond market remained relatively calm throughout the Treasury market volatility. A decrease in new-issue supply certainly contributed to this relative stability, but the municipal bond market also did not experience large swings because the typical investors in this market tend to invest for tax-free income. Hedge fund activity and overseas markets generally do not trigger unusual buying or selling patterns in the municipal bond market. Furthermore, the municipal bond market remained stable because it does not have many large, institutional investors who frequently move in and out of the market.



CONTENTS

Shareholder Letter .........   1

Fund Reports

 Franklin New York Insured
Tax-Free Income Fund .......   5

 Franklin New York
Intermediate-Term
Tax-Free Income Fund .......  10

 Franklin New York
Tax-Exempt Money Fund ......  13

Municipal Bond Ratings .....  16

Financial Highlights &
Statement of Investments ...  19

Financial Statements .......  32

Notes to
Financial Statements .......  37


[FUND CATEGORY PYRAMID GRAPHIC]


These conditions led to attractive municipal bond yields, as municipal bond prices lagged those of similar Treasury bonds. With the early 1999 rise in Treasury yields, and the Bond Buyer 40 index showing an increase in yield to 5.55%, the municipal-to-Treasury yield ratio was 93% on June 30, 1999, still above the historical average of 89%.(1) This relatively high ratio allowed municipal investors to earn attractive yields compared with other fixed-income opportunities.


NEW YORK UPDATE

New York's economy followed the stock market to higher ground, although it still had to play catch-up to the rest of the nation. Financially, the state is in the best condition in years, after producing large budget surpluses in the three years ended 1998. Projections for fiscal 1999 point to a favorable budget, with a surplus of $1.79 billion. Furthermore, the state generated these surpluses while slashing the state personal income tax by 20% and introducing other tax cuts. Although employment growth was a respectable 1.9% in 1998, the strongest in the '90s, it lagged the 2.5% national average. Income growth in 1998 was slightly below par, and at 4.9% nearly matched the nation's 5.0% growth rate.(2)


1. The unmanaged Bond Buyer Municipal 40 Index is composed of the Yield to Maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity generally has been about 29-30 years.

Typical of late, New York City fared better than the remainder of the state, principally fueled by a strong securities industry and prudent public spending. The city ended 1998 with a $2.1 billion surplus, on top of 1997's $1.4 billion surplus. Overall job growth in 1998 was the highest in more than a decade, with unemployment falling to 8.1% in January 1999. While this is down from 9% in the year earlier period, it still was much higher than the national average.(3)

The future appears to be generally bullish for New York. A diverse economic base, average income at 130% of the national average, and a significantly improved financial condition should lead to continued solid growth. In addition, the City and the state, and their many issuing authorities, are well on their way to being fully Year 2000 compliant. However, a heavy reliance on the historically volatile financial services industry, coupled with an expanding debt burden, somewhat clouds this rosy scenario.

Municipal bonds continue to be an attractive investment for those investors seeking tax-free income as well as an opportunity to diversify risk in their portfolio. Generally, a taxable investment would need to offer a higher yield, called the taxable equivalent yield, to match the yield on a tax-free investment. We encourage you to discuss your financial goals with an investment representative. He or she can address concerns about volatility and help you diversify your investments and stay focused on the long term. Mutual funds offer a level of diversification that is almost impossible for individual investors to achieve on their own. As always, we appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.


--------------------------------------------------------------------------------
WHAT DOES "TAXABLE EQUIVALENT" MEAN FOR YOU?

For yield and distribution rate, taxable equivalent is the amount a taxable investment would have to earn to match the income from a tax-free investment such as a municipal bond. You can find your fund's taxable equivalent distribution rate and yield in the Performance Summary of this report.
--------------------------------------------------------------------------------


2. Source: Standard and Poor's(R), CreditWeek Municipal, March 1999.
3. Source: Moody's Investors Service, April 1999.



Sincerely,

/s/C. B. Johnson

Charles B. Johnson
Chairman
Franklin New York Tax-Free Trust


/s/Thomas J. Kenny

Thomas J. Kenny
Director
Franklin Municipal Bond Department



FRANKLIN NEW YORK INSURED
TAX-FREE INCOME FUND


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin New York Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal, New York state and New York City personal income taxes while seeking preservation of capital by investing primarily in a portfolio of insured New York municipal securities.(1),
(2)
--------------------------------------------------------------------------------


Since our last report, the global economy moved from facing many uncertainties to showing signs of strengthening. As this strengthening occurred, many foreign investors who had bought U.S. securities and contributed to a substantial price rise in the 30-year Treasury during the fourth quarter of 1998 began to sell their U.S. securities in favor of other investments. The 30-year Treasury reached its high in October 1998 when its yield hit 4.70%, but traded at a 5.98% yield on June 30, 1999. As interest rates rise, bond prices fall. The domestic economy, despite signs of slowing in the latter part of 1998, continued its impressive run into and through the first quarter of 1999.

The municipal bond market showed remarkable stability during the six-month reporting period, which resulted in a favorable municipal-to-Treasury yield ratio. The Bond Buyer Municipal 40

1. For investors subject to the alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

2. Fund shares are not insured by any U.S. or other government agency, are subject to market risk and will fluctuate in value. Insurance relates only to the payment of principal and interest on the portfolio's securities, and the terms of the insurance as outlined in the prospectus. No representation is made as to any issuer's ability to meet its commitments.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 21 of this report.



PORTFOLIO BREAKDOWN
Franklin New York Insured
Tax-Free Income Fund
6/30/99

                             % OF TOTAL
                              LONG-TERM
SECTOR                       INVESTMENTS
----------------------------------------

Education                          20.2%

Utilities                          19.8%

Transportation                     17.9%

Prerefunded                        13.0%

Hospitals                           9.9%

Health Care                         7.5%

General Obligation                  6.4%

Other Revenue                       4.5%

Certificates of Participation       0.8%


Index yield increased from 5.16% on December 31, 1998, to 5.55% on June 30, 1999, and municipal bonds yielded 93% of the 30-year Treasury yield at the close of the reporting period. However, growing inflationary fears, and generally rising interest rates adversely affected municipal bond funds, and the value of their holdings decreased.

Our fund management philosophy remains constant, as we strive to provide shareholders with the highest possible tax-free income while attempting to maintain a steady share price. In managing for income, the fund typically employs a buy-and-hold strategy, which usually results in low portfolio turnover. The majority of the fund's turnover during the reporting period resulted from the sale of prerefunded securities. In managing these securities, we attempted to sell with approximately five years remaining to their call date. This enabled the fund to capture a premium on the prerefunded bonds and use this capital to invest in current coupon bonds. This extended call protection on the fund, preserved the fund's income stream and helped stabilize the fund's share price.

The fund maintained ample sector diversification during the six-month period. Some of the fund's purchases include New York State Dormitory Authority Revenue Bonds, Metropolitan Transportation Authority Dedicated Tax Fund Bonds and Long Island Power Authority Electric Systems Revenue Bonds. It should be noted that the market's insured sector represented some of the best value in the market over the reporting period. In New York, credit spreads, or the difference in interest paid for higher-versus lower-rated issues, remained narrow, and investors typically were not paid for taking on the additional credit risk of a lower-rated security.

Going forward, our outlook for the fund, the municipal bond market and for New York remains positive. Both the City and the state of New York continue to enjoy fiscal strength. Unemployment rates in the City and the state are at their lowest levels in several years. Finally, the City and the state, along with their many issuing authorities, should be fully Year 2000 compliant by year-end. We expect the supply of New York municipals to remain stable for the remainder of 1999 and this, coupled with a continued strong demand for New York bonds, should keep New York an attractive investment.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.




DIVIDEND DISTRIBUTIONS*
Franklin New York Insured Tax-Free Income Fund
1/1/99 - 6/30/99

                                            DIVIDEND PER SHARE
                                            ---------------------
MONTH                                       CLASS A     CLASS C
-----------------------------------------------------------------

January                                     4.7 cents   4.41 cents

February                                    4.7 cents   4.41 cents

March                                       4.6 cents   3.86 cents

April                                       4.6 cents   3.86 cents

May                                         4.6 cents   3.86 cents

June                                        4.6 cents   3.95 cents

-----------------------------------------------------------------
TOTAL                                      27.8 CENTS  24.35 CENTS



*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions and total return calculations include all accrued income earned by the fund during the reporting period. Distributions will vary based on the earnings of the fund's portfolio, and past distributions are not predictive of future trends.



FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND


CLASS A (formerly Class I):

Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


PERFORMANCE SUMMARY AS OF 6/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION


CLASS A                         Change         6/30/99  12/31/98
---------------------------------------------------------------------

Net Asset Value                 -$0.38         $11.33   $11.71


                                 Distributions (1/1/99 - 6/30/99)
                                 ------------------------------------

Dividend Income                  $0.278

Long-Term Capital Gain           $0.004

    TOTAL                        $0.282


CLASS C                         Change         6/30/99  12/31/98
---------------------------------------------------------------------

Net Asset Value                 -$0.38         $11.44   $11.82


                                 Distributions (1/1/99 - 6/30/99)
                                 ------------------------------------

Dividend Income                  $0.2435

Long-Term Capital Gain           $0.0040

    TOTAL                        $0.2475



             Past performance is not predictive of future results.


PERFORMANCE

                                                                       INCEPTION
CLASS A                                   6-MONTH    1-YEAR    5-YEAR   (5/1/91)
--------------------------------------------------------------------------------

Cumulative Total Return(1)                 -0.83%     +2.44%   +38.12%   +73.35%

Average Annual Total Return(2)             -5.05%     -1.93%    +5.76%    +6.41%

Distribution Rate(3)                        4.67%

Taxable Equivalent Distribution Rate(4)     8.61%

30-Day Standardized Yield(5)                3.97%

Taxable Equivalent Yield(4)                 7.32%


                                                                       INCEPTION
CLASS C                                   6-MONTH    1-YEAR    5-YEAR   (5/1/91)
--------------------------------------------------------------------------------

Cumulative Total Return(1)                 -1.13%     +1.89%  +16.89%    +27.70%

Average Annual Total Return(2)             -3.08%     -0.10%   +5.00%     +5.79%

Distribution Rate(3)                        4.10%

Taxable Equivalent Distribution Rate(4)     7.56%

30-Day Standardized Yield(5)                3.55%

Taxable Equivalent Yield(4)                 6.55%



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on June 30, 1999.

4. Taxable equivalent distribution rate and yield assume the 1999 maximum combined federal and New York state and New York City personal income tax bracket of 45.8%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended June 30, 1999.


--------------------------------------------------------------------------------
Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance is not predictive of future results.


CREDIT QUALITY BREAKDOWN*
Franklin New York Intermediate-Term
Tax-Free Income Fund
Based on Total Long-Term Investments
6/30/99

[PIE CHART]

AAA - 27.8%
AA  -  1.3%
A   - 38.9%
BBB - 32.0%

*Quality breakdowns may include internal ratings for bonds not rated by a national rating agency.

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin New York Intermediate-Term Tax-Free
Income Fund seeks to provide high, current income exempt from regular federal, New York state and New York City personal income taxes while seeking preservation of capital. The fund invests primarily in a portfolio of New York municipal securities with an average weighted maturity (the time in which the debt must be repaid) between three and 10 years.(1)
--------------------------------------------------------------------------------

Since our last report, the global economy moved from facing many uncertainties to showing signs of strengthening. As this strengthening occurred, many foreign investors who had bought U.S. securities and contributed to a substantial price rise in the 30-year Treasury during the fourth quarter of 1998 began to sell their U.S. securities in favor of other investments. The 30-year Treasury reached its high in October 1998 when its yield hit 4.70%, but yielded 5.98% on June 30, 1999. As interest rates rise, bond prices fall. The domestic economy, despite signs of slowing in the latter part of 1998, continued its impressive run into and through the first quarter of 1999.

The municipal bond market showed remarkable stability during the six-month reporting period, which resulted in a favorable municipal-to-Treasury yield ratio. The Bond Buyer Municipal 40 Index yield increased from 5.16% on December 31, 1998, to 5.55% on June 30, 1999, and municipal bonds yielded 93% of the 30-year Treasury yield at the close of the reporting period. However, growing inflationary fears, and generally rising interest rates adversely affected municipal bond funds, and the value of their holdings decreased.

1. For investors subject to the alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 26 of this report.


We looked for opportunities in the market to improve the fund's overall position. The fund pursued its two main goals of providing shareholders with high, tax-free income and preservation of capital. The fund bought and sold bonds throughout the period in many different sectors, maintaining ample sector diversification. Some of the fund's purchases during the period were revenue bonds for New York City Transitional Finance Authority, New York State Dormitory Authority and the Metropolitan Transportation Authority Service Contract.

Going forward, our outlook for the fund, the municipal bond market and for New York remains positive. Both the City and the state of New York continue to enjoy fiscal strength. Unemployment rates in the City and the state are at their lowest levels in several years. Finally, the City and the state, along with their many issuing authorities, should be fully Year 2000 compliant by year-end. We expect the supply of New York municipals to remain stable for the remainder of 1999 and this, coupled with a continued strong demand for New York bonds, should keep New York an attractive investment.

We will continue to manage the fund with the intention of protecting its share value and maintaining its competitive yield.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

PORTFOLIO BREAKDOWN
Franklin New York Intermediate-Term Tax-Free Income Fund
6/30/99

                             % OF TOTAL
                              LONG-TERM
SECTOR                       INVESTMENTS
----------------------------------------

Hospitals                          23.9%

General Obligation                 19.2%

Other Revenue                      17.5%

Utilities                           8.3%

Prerefunded                         8.0%

Housing                             7.2%

Education                           6.6%

Transportation                      5.0%

Certificates of Participation       4.3%


DIVIDEND DISTRIBUTIONS*
Franklin New York Intermediate-Term Tax-Free Income Fund - Class A 1/1/99 - 6/30/99

                   DIVIDEND
MONTH              PER SHARE
----------------------------

January           4.30 cents

February          4.30 cents

March             4.15 cents

April             4.15 cents

May               4.15 cents

June              4.15 cents

----------------------------
TOTAL            25.20 CENTS



*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions and total return calculations include all accrued income earned by the fund during the reporting period. Distributions will vary based on the earnings of the fund's portfolio, and past distributions are not predictive of future trends.



FRANKLIN NEW YORK
INTERMEDIATE-TERM
TAX-FREE INCOME FUND


-------------------------------------------------------------------------------
CLASS A (formerly Class I):

Subject to the maximum 2.25% initial sales charge. The fund's manager agreed in advance to waive a portion of the management fees, which reduces operating expenses and increases distribution rate, yield and total return to shareholders. Without this waiver, the fund's distribution rate and total return would have been lower, and the yield for the period would have been 3.87%. The fee waiver may be discontinued at any time upon notice to the fund's Board of Trustees.
-------------------------------------------------------------------------------

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the applicable, maximum sales charge. Six-month return has not been annualized.

3. Distribution rate is based on an annualization of the current 4.15 cent per share monthly dividend and the maximum offering price of $10.63 on June 30, 1999.

4. Taxable equivalent distribution rate and yield assume the 1999 maximum combined federal and New York state and New York City personal income tax bracket of 45.8%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended June 30, 1999.


-------------------------------------------------------------------------------
Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
-------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 6/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                         CHANGE         6/30/99  12/31/98
-----------------------------------------------------------------

Net Asset Value                 -$0.38         $10.39   $10.77


                                DISTRIBUTIONS (1/1/99 - 6/30/99)
-----------------------------------------------------------------

Dividend Income                 $0.252


PERFORMANCE

                                                                       INCEPTION
CLASS A                              6-MONTH     1-YEAR      5-YEAR    (9/23/92)
--------------------------------------------------------------------------------
Cumulative Total Return(1)           -1.20%      +2.42%      +33.90%     +46.04%

Average Annual Total Return(2)       -3.44%      +0.07%       +5.53%      +5.40%

Distribution Rate(3)                  4.68%

Taxable Equivalent Distribution
Rate(4)                               8.63%

30-Day Standardized Yield(5)          4.25%

Taxable Equivalent Yield(4)           7.84%


Past performance is not predictive of future results.


FRANKLIN NEW YORK
TAX-EXEMPT MONEY FUND


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin New York Tax-Exempt Money Fund seeks to provide high, current income exempt from regular federal, New York state and New York City personal income taxes while seeking preservation of capital and liquidity by investing primarily in a portfolio of short-term municipal debt securities issued in New York. The fund is managed to maintain a $1.00 share price.(1)
--------------------------------------------------------------------------------


During the six months under review, the domestic economy's strength combined with tentative signs of an international recovery and the potential for higher inflation put the Federal Reserve Board (the Fed) on alert for a possible tightening. Indeed, the Fed raised the federal funds target rate 0.25%, to 5.00%, at its late-June meeting. The fund maintained a neutral position during the latter part of the reporting period. The average maturity of securities held by Franklin New York Tax-Exempt Money Fund was 44 days on June 30, 1999, compared with 47 days on December 31, 1998.

Tax-exempt money market funds continued to increase assets during the period, mainly because of increased investor wealth. The fund's total net assets increased 4%, to $60.5 million on June 30, 1999, from $57.9 million on December 31, 1998. However, the domestic economy's strength left state and local municipalities with cash surpluses and less need for short-term financing. Also, variable-rate issuance declined since issuers took advantage of the low interest-rate environment and issued long-term fixed-rate bonds instead. This supply and demand imbalance put downward pressure on short-term rates. The fund had a current seven-day yield of 2.90% on June 30, 1999, compared with 3.01% on December 31, 1998.


1. There is no assurance that the fund's $1.00 per share price will be maintained. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 29 of this report.


The investment strategy driving Franklin New York Tax-Exempt Money Fund's portfolio managers continues to emphasize high quality and liquidity. We manage the fund more conservatively than SEC guidelines require, to ensure the safety and stability of the fund's principal. For example, SEC guidelines allow tax-exempt money funds to purchase both first- and second-tier securities. Franklin Templeton purchases only first-tier securities for inclusion in its tax-exempt money market portfolios. Although also allowed by the SEC for money market funds, we do not buy any derivative securities in our tax-exempt money funds -- we purchase only plain vanilla, short-term securities.

We eliminated our exposure to Japanese bank guarantees several years ago because of the problems these banks were having, and we continue to follow our philosophy of purchasing securities only from what we believe are the most creditworthy institutions.

During the reporting period, the fund participated in several attractive deals including Westchester County Tax and Anticipation Notes (TAN), New York State Dormitory Authority for New York Public Library Weekly VRDN and Put (WV&P), and New York City Housing Development Multi-Family Housing Revenue (MFHR) Brittany Development WV&P.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

PERFORMANCE SUMMARY
6/30/99


------------------------------------------

Seven-day effective yield(1)         2.94%
Seven-day annualized yield           2.90%
Taxable equivalent yield(2)          5.35%




1. The seven-day effective yield assumes the compounding of daily dividends.

2. Taxable equivalent yield assumes the 1999 maximum combined federal and New York state and New York City personal income tax bracket of 45.8%, based on the federal income tax rate of 39.6%.

Annualized and effective yields are for the seven days ended June 30, 1999. Yields reflect fluctuations in interest rates on portfolio investments, as well as fund expenses. Yields should be viewed in terms of the current, low rate of inflation -- just as high inflation usually results in higher yields, low inflation often brings the opposite.

Franklin Advisers, Inc., the fund's administrator and the manager of the fund's underlying portfolio, has agreed in advance to waive a portion of its fees, which reduces expenses and increases yield to shareholders. Without these reductions, the fund's annualized and effective yields for the period would have been 2.64% and 2.68% respectively. The fee waiver may be discontinued at any time upon notice to the fund's Board of Directors.

Past performance is not predictive of future results.


MUNICIPAL BOND RATINGS

MOODY'S

Aaa: Best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: High quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. Aa bonds are rated lower than Aaa because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements which make the long-term risks appear larger.

A: Possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.


Ba: Contain speculative elements. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Poor standing. Such issues may be in default, or elements of danger with respect to principal or interest may be present.

Ca: Obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Lowest-rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P(R)

AAA: The highest rating assigned by S&P to a debt obligation and indicates the ultimate degree of protection as to principal and interest.

AA: Also qualify as high-grade obligations, and, in the majority of instances, differ from AAA issues only in a small degree.

A: Generally regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe.

BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in default and payment of interest and/or repayment of principal is in arrears.

FRANKLIN NEW YORK TAX-FREE TRUST
Financial Highlights



FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

                                                                                   CLASS A
                                                -------------------------------------------------------------------------
                                                SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 1999  ----------------------------------------------------------
                                                 (UNAUDITED)(4)   1998          1997       1996         1995        1994
                                                -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .........   $  11.71      $  11.66      $  11.29    $  11.41    $  10.16    $  11.68
                                                 ------------------------------------------------------------------------
Income from investment operations:
 Net investment income .......................        .28           .57           .58         .59         .59         .59
 Net realized and unrealized gains (losses) ..       (.38)          .11           .38        (.12)       1.25       (1.52)
                                                 ------------------------------------------------------------------------
Total from investment operations .............       (.10)          .68           .96         .47        1.84        (.93)
                                                 ------------------------------------------------------------------------
Less distributions from:
 Net investment income .......................       (.28)(2)      (.57)(1)      (.59)       (.59)       (.59)       (.59)
 Net realized gains ..........................        --  (3)      (.06)           --          --          --          --
                                                 ------------------------------------------------------------------------
Total distributions ..........................       (.28)         (.63)         (.59)       (.59)       (.59)       (.59)
                                                 ------------------------------------------------------------------------
Net asset value, end of period ...............   $  11.33      $  11.71      $  11.66    $  11.29    $  11.41    $  10.16
                                                 ========================================================================

Total return* ................................       (.83%)        5.94%         8.77%       4.30%      18.46%      (8.19%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............   $259,053      $270,435      $260,990    $261,068    $256,171    $225,061
Ratios to average net assets:
 Expenses ....................................        .72%**        .72%          .71%        .65%        .65%        .56%
 Expenses excluding waiver and payments
   by affiliate ..............................        .72%**        .72%          .71%        .70%        .73%        .71%
 Net investment income .......................       4.82%**       4.84%         5.09%       5.25%       5.38%       5.48%
Portfolio turnover rate ......................       2.81%        12.05%        26.85%      15.09%      22.99%      25.66%


* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. Prior to May 1, 1994, dividends from net investment income were reinvested at the offering price.

**Annualized

(1) Includes distributions in excess of net investment income in the amount of $.003.

(2) Includes distributions in excess of net investment income in the amount of $.002.

(3)  The fund distributed long term capital gains in the amount of $.004.

(4)  Based on average shares outstanding.



FRANKLIN NEW YORK TAX-FREE TRUST
Financial Highlights (continued)



FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND (CONT.)


                                                                                CLASS C
                                                      ----------------------------------------------------------
                                                      SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,
                                                       JUNE 30, 1999  ------------------------------------------
                                                      (UNAUDITED)(4)     1998       1997     1996        1995(5)
                                                      ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .................  $ 11.82         $11.75     $11.37   $11.46      $  10.85
                                                        --------------------------------------------------------
Income from investment operations:
 Net investment income ...............................      .25            .48        .52      .53(4)        .36
 Net realized and unrealized gains (losses) ..........     (.38)           .16        .38     (.10)          .59
                                                        --------------------------------------------------------
Total from investment operations .....................     (.13)           .64        .90      .43           .95
                                                        --------------------------------------------------------
Less distributions from:
 Net investment income ...............................     (.25)(6)       (.51)(2)   (.52)    (.52)         (.34)
 Net realized gains ..................................       -- (3)       (.06)        --       --            --
                                                        --------------------------------------------------------
Total distributions ..................................     (.25)          (.57)      (.52)    (.52)         (.34)
                                                        --------------------------------------------------------
Net asset value, end of period .......................  $ 11.44         $11.82     $11.75   $11.37       $ 11.46
                                                        ========================================================

Total return* ........................................    (1.13%)         5.55%      8.17%    3.87%         8.92%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ....................  $11,843         $9,450     $5,601   $4,137       $   696
Ratios to average net assets:
 Expenses ............................................     1.26%**        1.28%      1.27%    1.22%         1.23%**
 Expenses excluding waiver and payments by affiliate..     1.26%**        1.28%      1.27%    1.27%         1.30%**
 Net investment income ...............................     4.28%**        4.27%      4.63%    4.69%         4.74%**
Portfolio turnover rate ..............................     2.81%         12.05%     26.85%   15.09%        22.99%

* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

**Annualized

(2) Includes distributions in excess of net investment income in the amount of $.002.

(3) The fund distributed long term capital gains in the amount of $.004.

(4) Based on average shares outstanding.

(5) For the period May 1, 1995 (effective date) to December 31, 1995.

(6) Includes distributions in excess of net investment income in the amount of $.001.


                       See notes to financial statements.


FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED)



                                                                                        PRINCIPAL
 FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                           AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS 97.5%
 Albany County GO, FGIC Insured, 5.85%, 6/01/12 ...................................     $ 1,000,000     $ 1,058,620
 Albany Municipal Water Finance Authority Water and Sewer System Revenue,
   Refunding, Series A, FGIC Insured,
    5.95%, 12/01/12 ...............................................................       2,505,000       2,651,442
    5.50%, 12/01/22 ...............................................................       8,990,000       9,047,266
 Amsterdam HDC, Mortgage Revenue, Refunding, MBIA Insured, 6.25%, 1/01/25                 2,495,000       2,555,653
 Battery Park City Authority Revenue, Series A, AMBAC Insured, 5.50%,
   11/01/26 .......................................................................       1,000,000       1,002,080
 Brookhaven GO, Series B, MBIA Insured, 7.00%, 5/01/09 ............................         200,000         231,732
 Broome County COP, Public Safety Facilities, MBIA Insured, 5.25%, 4/01/22 ........       2,125,000       2,077,931
 Buffalo and Fort Erie Public Bridge Authority, Toll Bridge System Revenue,
   MBIA Insured, 5.75%, 1/01/25 ...................................................       4,000,000       4,134,000
 Buffalo GO,
    General Improvement, Series A, FGIC Insured, 5.00%, 2/01/15 ...................         425,000         414,660
    General Improvement, Series A, FGIC Insured, 5.00%, 2/01/16 ...................         425,000         412,862
    General Improvement, Series A, FGIC Insured, 5.00%, 2/01/17 ...................         425,000         411,468
    Refunding, Series C, FGIC Insured, 5.00%, 12/01/17 ............................         415,000         401,405
    Refunding, Series C, FGIC Insured, 5.00%, 12/01/18 ............................         400,000         384,608
    Refunding, Series C, FGIC Insured, 5.00%, 12/01/21 ............................         150,000         142,623
    Refunding, Series C, FGIC Insured, 5.00%, 12/01/22 ............................         170,000         161,233
    School, Series B, FGIC Insured, 5.00%, 2/01/15 ................................         370,000         360,998
    School, Series B, FGIC Insured, 5.00%, 2/01/17 ................................         410,000         396,946
    School, Series B, FSA Insured, 4.75%, 2/01/18 .................................         500,000         464,945
    School, Series B, FSA Insured, 4.75%, 2/01/19 .................................         570,000         526,851
    Series E, AMBAC Insured, Pre-Refunded, 6.70%, 12/01/17 ........................         360,000         404,176
    Series E, AMBAC Insured, Pre-Refunded, 6.70%, 12/01/18 ........................         385,000         432,243
    Series E, AMBAC Insured, Pre-Refunded, 6.70%, 12/01/19 ........................         410,000         460,311
 Buffalo Municipal Water Finance Authority, Water System Revenue, FGIC Insured,
    Pre-Refunded, 6.10%, 7/01/26 ..................................................       1,350,000       1,485,203
 Central Square GO, Central School District, FGIC Insured, 6.50%, 6/15/09 .........         900,000       1,012,977
 Dutchess County IDA, Civic Facilities Revenue, Bard College Project, AMBAC
    Insured, 5.50%, 6/01/17 .......................................................       2,315,000       2,348,405
    5.375%, 6/01/27 ...............................................................       2,000,000       1,975,680
 Erie County GO, Series B, FGIC Insured, 5.625%, 6/15/20 ..........................       1,000,000       1,020,160
 Hempstead Town IDA, Civic Facilities Revenue, Hofstra University Project,
     MBIA Insured, 5.80%, 7/01/15 .................................................       1,340,000       1,413,847
 Long Island Power Authority Electric System Revenue, Series A, FSA Insured,
    5.125%, 12/01/22 ..............................................................       8,750,000       8,320,550
    5.25%, 12/01/26 ...............................................................       1,500,000       1,426,800
 Monroe County IDA Revenue, Civic Facilities, Nazareth College, MBIA Insured,
    6.00%, 6/01/20 ................................................................       2,000,000       2,081,460
 Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%,
    2/15/13 .......................................................................       1,055,000       1,172,200
 MTA Commuter Facilities Revenue, Series A, FSA Insured, 5.00%, 7/01/23 ...........       3,000,000       2,816,640
 MTA Dedicated Tax Fund, Series A, FGIC Insured, 5.00%, 4/01/23 ...................       3,000,000       2,813,580
 Nassau County IDA, Civic Facility Revenue, Hofstra University Project, AMBAC
    Insured, Pre-Refunded, 6.75%, 8/01/11 .........................................       1,150,000       1,232,168
 New Rochelle GO, Series C, MBIA Insured, 6.25%,
    3/15/22 .......................................................................         390,000         414,964
    3/15/23 .......................................................................         530,000         563,697
    3/15/24 .......................................................................         555,000         590,048
 New York City IDA Civic Facility Revenue GO, Polytechnic Prep Country
    Day School, FSA Insured, 5.375%, 5/01/29 ......................................       2,750,000       2,699,675
 New York City Municipal Water Finance Authority Water and Sewer System Revenue,
    Series A, FGIC Insured, 6.75%, 6/15/16 ........................................         505,000         530,225
    Series C, AMBAC Insured, Pre-Refunded, 6.20%, 6/15/21 .........................       6,000,000       6,404,820



FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)



                                                                                               PRINCIPAL
FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                  AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 New York City Trust Cultural Resources Revenue,
   American Museum of National History, Series A, MBIA Insured, 5.65%, 4/01/27 ...........     $5,620,000       $5,682,382
   New York Botanical Garden, MBIA Insured, 5.75%, 7/01/16 ...............................      3,000,000        3,118,620
New York State Dormitory Authority Revenues,
   Associated Children's Inc., MBIA Insured, 7.60%, 7/01/18 ..............................        140,000          144,046
   Brooklyn Law School, FSA Insured, 6.40%, 7/01/11 ......................................      2,460,000        2,587,108
   Children's Home, Series B, AMBAC Insured, 5.25%, 7/01/17 ..............................      1,000,000          981,740
   Comsewogue Public Library, MBIA Insured, 6.05%, 7/01/24 ...............................      2,445,000        2,597,446
   Culinary Institute of America, MBIA Insured, 5.00%, 7/01/28 ...........................      1,605,000        1,491,543
   Hamilton College, MBIA Insured, 6.50%, 7/01/21 ........................................      1,000,000        1,064,770
   Hartwick College, MBIA Insured, 6.25%, 7/01/12 ........................................      1,000,000        1,059,540
   Hospital Special Surgery, MBIA Insured, 5.00%, 2/01/28 ................................      2,250,000        2,079,653
   Ithaca College, AMBAC Insured, 5.25%, 7/01/17 .........................................      1,000,000          987,390
   Judicial Lease Facilities, Suffolk County, Series B, MBIA Insured, 7.00%, 4/15/16 .....      2,780,000        2,963,702
   Leake and Watts Services Inc., MBIA Insured, 6.00%, 7/01/23 ...........................      1,890,000        1,985,502
   Maimonides Medical Center, Series A, MBIA Insured, 5.75%, 8/01/24 .....................      1,500,000        1,548,030
   Marist College, Refunding, MBIA Insured, 6.00%, 7/01/22 ...............................      1,000,000        1,038,290
   Mount Sinai School of Medicine, Refunding, MBIA Insured, 6.75%, 7/01/15 ...............      2,500,000        2,648,525
   New York Presbyterian Hospital, Refunding, AMBAC Insured, 5.00%, 2/01/19 ..............      3,000,000        2,824,890
   New York Public Library, Series A, MBIA Insured, 5.875%, 7/01/22 ......................      1,000,000        1,063,630
   New York University, FGIC Insured, 6.25%, 7/01/09 .....................................      1,000,000        1,049,050
   Oceanside Library, AMBAC Insured, 6.00%, 7/01/25 ......................................      1,195,000        1,266,425
   Pace University, Refunding, MBIA Insured, 5.75%, 7/01/26 ..............................      4,500,000        4,658,940
   Rochester Institute of Technology, Refunding, MBIA Insured, 5.25%, 7/01/22 ............      1,000,000          977,800
   Rosalind and Joseph Nursing Home, AMBAC Insured, 5.60%, 2/01/27 .......................      4,000,000        4,029,280
   Siena College, Refunding, MBIA Insured, 5.70%, 7/01/17 ................................      2,000,000        2,055,160
   St. John's University, AMBAC Insured, 6.875%, 7/01/11 .................................      1,000,000        1,060,580
   St. John's University, MBIA Insured, 5.70%, 7/01/26 ...................................      5,000,000        5,105,650
   St. Vincent's Hospital and Medical Center, AMBAC Insured, 6.00%, 8/01/28 ..............      5,000,000        5,274,150
   University of Rochester, Refunding, Series A, MBIA Insured, 5.00%, 7/01/27 ............      2,500,000        2,325,850
   University of Rochester, Strong Health Facilities, MBIA Insured, 5.90%, 7/01/17 .......      2,355,000        2,457,513
   Wildwood Programs Inc., Refunding, MBIA Insured, 5.875%, 7/01/15 ......................      1,000,000        1,060,480
New York State Energy Research and Development Authority Electric Facilities
   Revenue, Consolidated Edison Project,
   Refunding, Series A, AMBAC Insured, 6.10%, 8/15/20 ....................................      5,000,000        5,315,700
   Series A, MBIA Insured, 6.75%, 1/15/27 ................................................      4,950,000        5,146,664
   Series C, MBIA Insured, 7.25%, 11/01/24 ...............................................        210,000          211,598
New York State Energy Research and Development Authority Gas Facilities Revenue,
   Brooklyn Union Gas Project, Series A, MBIA Insured, 6.75%, 2/01/24 ....................      2,240,000        2,392,970
New York State Energy Research and Development Authority PCR,
   Niagara Mohawk Power Corp., Refunding, Series A, FGIC Insured, 6.625%, 10/01/13 .......      1,500,000        1,593,780
   Niagara Mohawk Power Corp., Refunding, Series A, FGIC Insured, 7.20%, 7/01/29 .........      5,000,000        5,660,250
   Rochester Gas and Electric Project, Refunding, Series A, MBIA Insured, 6.35%, 5/15/32..      1,150,000        1,214,228
   Rochester Gas and Electric Project, Refunding, Series B, MBIA Insured, 6.50%, 5/15/32..      1,000,000        1,060,080
New York State Environmental Facilities Corp. Water Facilities Revenue, Refunding,
   Spring Valley Water Project,
   Series A, AMBAC Insured, 6.30%, 8/01/24 ...............................................      2,000,000        2,128,600
   Series B, AMBAC Insured, 6.15%, 8/01/24 ...............................................      3,000,000        3,168,480



FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)



                                                                                          PRINCIPAL
FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                             AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
New York State Medical Care Facilities Finance Agency Revenue,
   Long-Term Health Care, Series A, FSA Insured, 6.80%, 11/01/14 ................       $ 6,285,000       $ 6,761,969
   Long-Term Health Care, Series B, FSA Insured, 6.45%, 11/01/14 ................         5,355,000         5,722,674
   Long-Term Health Care, Series C, FSA Insured, 6.40%, 11/01/14 ................         4,245,000         4,530,901
   Our Lady of Victory Hospital, Series A, AMBAC Insured, 6.625%, 11/01/16 ......         1,000,000         1,065,410
   Refunding, Hospital and Nursing Home Mortgage, Series C,
      MBIA Insured, 6.25%, 8/15/12 ..............................................         1,000,000         1,068,500
   Refunding, St. Mary's Hospital Project, Series A, AMBAC Insured,
      6.20%, 11/01/14 ...........................................................         1,495,000         1,617,097
   Sisters of Charity Hospital, Series A, AMBAC Insured, 6.60%, 11/01/10 ........           700,000           744,765
   Sisters of Charity Hospital,  Series A, AMBAC Insured, 6.625%, 11/01/18 ......         1,500,000         1,594,680
New York State Power Authority Revenue and General Purpose,
   Series AA, MBIA Insured, Pre-Refunded, 6.25%, 1/01/23 ........................         2,000,000         2,130,920
   Series Y, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/11 ........................         2,255,000         2,377,379
   Series Z, FGIC Insured, Pre-Refunded, 6.50%, 1/01/19 .........................         2,000,000         2,142,600
New York State Thruway Authority General Revenue, Series C, FGIC Insured,
   Pre-Refunded, 6.00%, 1/01/25 .................................................        11,500,000        12,481,176
Niagara County GO, Public Improvement, MBIA Insured, 6.00%,
   7/15/18 ......................................................................           500,000           529,305
   7/15/19 ......................................................................           510,000           538,346
   7/15/20 ......................................................................           610,000           643,538
   7/15/21 ......................................................................           645,000           679,682
Niagara Falls Bridge Commission Toll Revenue, Refunding, Series B, FGIC Insured,
   5.25%, 10/01/21 ..............................................................        10,000,000         9,793,600
Niagara Falls Public Improvement, MBIA Insured,
   6.85%, 3/01/19 ...............................................................         1,000,000         1,102,740
   6.90%, 3/01/20 ...............................................................           500,000           552,180
   6.90%, 3/01/21 ...............................................................           500,000           551,740
Niagara Falls Water Treatment Plant, MBIA Insured, 7.00%, 11/01/12 ..............         1,200,000         1,336,980
Niagara Frontier Transportation Authority Airport Revenue, Greater Buffalo
   International Airport,
   Series A, AMBAC Insured, 6.25%, 4/01/24 ......................................         1,000,000         1,058,930
   Series C, AMBAC Insured, 6.00%, 4/01/24 ......................................         1,440,000         1,518,840
North Hempstead GO, Refunding, Series B, FGIC Insured, 6.40%,
   4/01/15 ......................................................................         1,065,000         1,209,734
   4/01/16 ......................................................................         1,000,000         1,137,770
Otsego County IDA, Civic Facilities Revenue, Bassett Healthcare Project,
   Series A, MBIA Insured, 5.35%, 11/01/20 ......................................         2,000,000         1,974,800
Phelps-Clifton GO, Springs Central School District, AMBAC Insured,
   5.65%, 6/15/13 ...............................................................         1,355,000         1,403,997
Port Authority of New York and New Jersey Revenue,
   Consolidated 71st Series, AMBAC Insured, 6.50%, 1/15/26 ......................         1,000,000         1,044,670
   Consolidated 71st Series, MBIA Insured, 6.50%, 1/15/26 .......................         1,600,000         1,671,472
   Consolidated 76th Series, AMBAC Insured, 6.50%, 11/01/26 .....................         4,230,000         4,434,055
Rensselear County GO, AMBAC Insured, 6.70%, 2/15/11 .............................           810,000           929,337
Schenectady IDA, Civic Facility Revenue, Union College Project, Series A, AMBAC
   Insured, 5.45%, 12/01/29 .....................................................         2,000,000         2,006,620
St. Lawrence County IDA, Civic Facility Revenue, St. Lawrence University Project,
   Series A, MBIA Insured, 5.00%, 7/01/28 .......................................         2,455,000         2,281,456
Suffolk County GO, Public Improvement, Refunding, Series B, FGIC Insured, 6.20%,
   5/01/11 ......................................................................           500,000           527,915
   5/01/13 ......................................................................           500,000           527,370
Triborough Bridge and Tunnel Authority Revenue,
   General Purpose, Refunding, Series Q, AMBAC Insured, 6.00%, 1/01/13 ..........         1,500,000         1,509,165
   General Purpose, Series B, MBIA Insured, 5.20%, 1/01/27 ......................         9,110,000         8,737,310
   General Purpose, Series X, AMBAC Insured, 6.50%, 1/01/19 .....................         4,475,000         4,744,440




FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)



                                                                                           PRINCIPAL
FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                              AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    Triborough Bridge and Tunnel Authority Revenue, (cont.)
       General Purpose, Series X, MBIA Insured, 6.50%, 1/01/19 ...................       $  2,750,000       $  2,915,578
       Series T, MBIA Insured, Pre-Refunded, 7.00%, 1/01/20 ......................          1,100,000          1,167,562
    Upper Mohawk Valley Regional Water Finance Authority Water System Revenue,
    Refunding, Series A, FSA Insured, 5.125%, 10/01/26 ...........................          2,000,000          1,897,280
                                                                                                            ------------
    Total Long Term Investments (Cost $254,078,630) ..............................                           264,201,670
                                                                                                            ------------
 (a)SHORT TERM INVESTMENTS .2%
    New York City GO, Series B, Sub Series B-7, AMBAC Insured, Daily VRDN and
      Put, 2.50%, 8/15/18 ........................................................            200,000            200,000
    New York City Municipal Water Finance Authority Water and Sewer System
      Revenue, Series C, FGIC Insured, Daily VRDN and Put, 2.50%, 6/15/23 ........            200,000            200,000
                                                                                                            ------------
    TOTAL SHORT TERM INVESTMENTS (COST $400,000) .................................                               400,000
                                                                                                            ------------
    TOTAL INVESTMENTS (COST $254,478,630) 97.7% ..................................                           264,601,670
    OTHER ASSETS, LESS LIABILITIES 2.3% ..........................................                             6,294,547
                                                                                                            ------------
    NET ASSETS 100.0% ............................................................                          $270,896,217
                                                                                                            ============

See glossary of terms on page 31.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                       See notes to financial statements.



FRANKLIN NEW YORK TAX-FREE TRUST
Financial Highlights

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND


                                                      SIX MONTHS ENDED                YEAR ENDED DECEMBER 31,
                                                       JUNE 30, 1999     --------------------------------------------------
                                                       (UNAUDITED)(1)     1998       1997       1996      1995       1994
                                                      ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............  $ 10.77           $ 10.62    $ 10.28    $ 10.40    $  9.60    $ 10.68
                                                      ---------------------------------------------------------------------
Income from investment operations:
 Net investment income .............................      .26               .51        .54        .56        .55        .55
 Net realized and unrealized gains (losses) ........     (.38)              .18        .35       (.12)       .80      (1.10)
                                                      ---------------------------------------------------------------------
Total from investment operations ...................     (.12)             .69        .89        .44       1.35       (.55)
Less distributions from net investment income ......     (.26)             (.54)      (.55)      (.56)      (.55)      (.53)
                                                      ---------------------------------------------------------------------
Net asset value, end of period .....................  $ 10.39           $ 10.77    $ 10.62    $ 10.28    $ 10.40    $  9.60
                                                      =====================================================================

Total return* ......................................    (1.20%)            6.63%      8.89%      4.38%     14.31%     (5.42%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................  $74,836           $80,689    $58,916    $44,822    $43,229    $35,166
Ratios to average net assets:
 Expenses ..........................................      .45%**            .45%       .45%       .37%       .33%       .05%
 Expenses excluding waiver and payments by affiliate      .83%**            .83%       .82%       .83%       .83%       .80%
 Net investment income .............................     4.84%**           4.81%      5.26%      5.47%      5.51%      5.57%
Portfolio turnover rate ............................     6.39%            10.46%      6.87%     24.67%     24.68%    188.38%

*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. Prior to May 1, 1994, dividends from net investment income were reinvested at the offering price.

**Annualized

(1)Based on average shares outstanding.


                       See notes to financial statements.


FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED)



                                                                                                     PRINCIPAL
 FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                             AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS 95.6%
 Albany County Airport Authority Revenue, Series B, FSA Insured, 4.75%, 12/15/13 ..................  $1,850,000  $1,766,121
 Albany IDA, Civic Facility Revenue, Albany Medical
 Center Project, 5.75%, 5/01/09 ...................................................................   1,010,000   1,005,415
 Cortland County IDA, Civic Facility Revenue, Cortland Memorial
    Hospital Inc. Project, 6.15%, 7/01/02 .........................................................      65,000      66,940
 Erie County GO, FGIC Insured,
    4.70%, 11/01/12 ...............................................................................     700,000     673,778
    4.75%, 11/01/13 ...............................................................................     525,000     504,389
 Franklin County IDA, Lease Revenue, County Correctional Facility Project, 6.375%, 11/01/02 .......      45,000      47,063
 Guam Airport Authority Revenue, Refunding, Series A, 6.00%, 10/01/03 .............................     260,000     271,505
 Guam Power Authority Revenue, Series A, 6.00%, 10/01/04 ..........................................   1,300,000   1,389,960
 MTA Service Contract Revenue, Transit Facilities, Refunding, Series O, 5.75%, 7/01/07 ............     500,000     527,805
 New Rochelle Municipal Housing Authority Revenue, Series A, 5.55%, 12/01/14 ......................   2,000,000   1,975,440
 New York City GO,
    Refunding, Series A, 6.375%, 8/01/05 ..........................................................   3,455,000   3,674,634
    Refunding, Series B, 6.20%, 8/15/06 ...........................................................   1,000,000   1,081,340
    Refunding, Series D, 5.40%, 8/01/11 ...........................................................   4,250,000   4,299,173
    Refunding, Series F, 6.00%, 8/01/12 ...........................................................     700,000     740,474
    Series A, Pre-Refunded, 6.375%, 8/01/05 .......................................................   1,745,000   1,872,542
    Series G, 5.75%, 10/15/10 .....................................................................   1,000,000   1,043,740
    Series H, 7.00%, 2/01/06 ......................................................................     340,000     364,171
 New York City Health and Hospital Corp. Revenue, Health System, Refunding, Series A, AMBAC Insured,
    4.60%, 2/15/12 ................................................................................   1,625,000   1,532,700
 New York City IDA, Civic Facility Revenue,
    New York Blood Center Inc. Project, ETM, 6.80%, 5/01/02 .......................................     110,000     114,228
    USTA National Tennis Center Project, FSA Insured, 6.00%, 11/15/03 .............................   1,875,000   1,993,444
    USTA National Tennis Center Project, FSA Insured, 6.10%, 11/15/04 .............................   1,675,000   1,802,066
 New York City Transitional Finance Authority Revenue, Future Tax Secured, Series A,
    4.75%, 11/15/13 ...............................................................................   1,000,000
                                                                                                                    948,020
 New York State COP, Commissioner of General Services, Executive Department, 6.50%, 3/01/00 .......   3,010,000   3,061,712
 New York State Dormitory Authority Revenues,
    City University, Refunding, Series U, 6.25%, 7/01/02 ..........................................     100,000     105,095
    City University, Refunding, Series U, 6.35%, 7/01/04 ..........................................   1,720,000   1,851,167
    Department of Health, 6.25%, 7/01/04 ..........................................................     690,000     739,577
    Department of Health, 6.30%, 7/01/05 ..........................................................     735,000     794,145
    Department of Health, Refunding, 5.125%, 7/01/13 ..............................................   1,410,000   1,361,524
    North General Hospital, Refunding, Series G, 5.20%, 2/15/13 ...................................   2,000,000   1,954,160
    Nyack Hospital, Refunding, 6.00%, 7/01/06 .....................................................   2,000,000   2,065,520
    St. Agnes Hospital, Series A, 5.30%, 2/15/13 ..................................................   1,380,000   1,361,508
    State Service Contract, Albany County, 5.25%, 4/01/12 .........................................     500,000     495,380
    State University Dormitory Facilities, Series A, AMBAC Insured, 4.80%, 7/01/13 ................   1,840,000   1,755,158
    State University Educational Facilities, Refunding, Series A, 5.25%, 5/15/15 ..................   1,000,000     993,550
    W.K. Nursing Home Corp., FHA Insured, 5.55%, 8/01/08 ..........................................     300,000     309,912
 New York State HFAR,
    Health Facilities of New York City, Refunding, Series A, 6.00%, 11/01/08 ......................   3,045,000   3,199,930
    Nursing Home and Health Care Project, Series A, 5.10%, 11/01/12 ...............................   1,975,000   1,952,307
 New York State Medical Care Facilities Finance Agency Revenue,
    Hospital and Nursing Home, Refunding, FHA Insured, 5.70%, 2/15/05 .............................   1,500,000   1,565,610
    Huntington Hospital Mortgage Project, Refunding, Series A, 5.90%, 11/01/04 ....................     475,000     499,463


FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)



                                                                                                            PRINCIPAL
 FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                    AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   New York State Thruway Authority General Revenue, Series A, Pre-Refunded, 5.80%, 1/01/06 ..............   $1,900,000  $ 1,999,769
   New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
      Refunding, 5.25%, 4/01/10 ..........................................................................      550,000      554,543
   New York State Urban Development Corp. Revenue,
      Correctional Facilities, Refunding, 5.75%, 1/01/13 .................................................      500,000      510,825
      Correctional Facility Service Contract, Series A, 5.00%, 1/01/12 ...................................    2,000,000    1,936,820
      Youth Facilities, 5.75%, 4/01/10 ...................................................................      400,000      417,536
      Youth Facilities, 5.875%, 4/01/10 ..................................................................    1,500,000    1,566,585
   Oneida-Herkimer Solid Waste Management Authority Solid Waste Systems Revenue, Refunding,
      6.65%, 4/01/05 .....................................................................................      125,000      136,480
   Puerto Rico Commonwealth GO, 6.00%, 7/01/05 ...........................................................    1,000,000    1,083,470
   Puerto Rico Electric Power Authority Revenue, Series T, 6.00%, 7/01/04 ................................    1,500,000    1,602,930
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Financing Authority Hospital
   Revenue, Mennonite General Hospital Project, Series A, 6.375%, 7/01/06 ................................    1,830,000    1,913,210
   Puerto Rico Municipal Finance Agency GO, Series A,
      5.875%, 7/01/06 ....................................................................................      300,000      314,421
      FSA Insured, 5.60%, 7/01/05 ........................................................................      300,000      319,413
   United Nations Development Corp. Revenue, senior lien, Refunding, Series A, ETM, 5.70%, 7/01/02 .......      350,000      364,388
   Virgin Islands PFA Revenue, senior lien, Refunding, Series A, 5.30%, 10/01/11 .........................    3,000,000    2,944,200
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.125%, 7/01/13 ..........    1,775,000    1,712,306
   Virgin Islands Water and Power Authority Water System Revenue, Refunding,
      4.875%, 7/01/06 ....................................................................................    1,985,000    1,908,260
      5.00%, 7/01/09 .....................................................................................      520,000      490,676
                                                                                                                         -----------
   TOTAL LONG TERM INVESTMENTS (COST $69,836,880) ........................................................                71,536,498
                                                                                                                         -----------

(a)SHORT TERM INVESTMENTS 1.2%
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Series C, FGIC Insured, Daily
     VRDN and Put, 3.70%, 6/15/23 ........................................................................      300,000      300,000
   Port Authority of New York and New Jersey Special Obligation Revenue, Versatile
     Structure, Series 2, Daily VRDN and Put, 3.60%, 5/01/19 .............................................      100,000      100,000
   Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series A,
     AMBAC Insured, Weekly VRDN and Put, 3.10%, 7/01/28 ..................................................      500,000      500,000
                                                                                                                         -----------
   TOTAL SHORT TERM INVESTMENTS (COST $900,000) ..........................................................                   900,000
                                                                                                                         -----------
   TOTAL INVESTMENTS (COST $70,736,880) 96.8% ............................................................                72,436,498
   OTHER ASSETS, LESS LIABILITIES 3.2% ...................................................................                 2,399,525
                                                                                                                         -----------
   NET ASSETS 100.0% .....................................................................................               $74,836,023
                                                                                                                         ===========

See glossary of terms on page 31.

(a)Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                       See notes to financial statements.



FRANKLIN NEW YORK TAX-FREE TRUST
Financial Highlights



FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND

                                                              SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
                                                               JUNE 30, 1999    --------------------------------------------------
                                                                (UNAUDITED)     1998      1997       1996       1995      1994
                                                              --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................    $  1.00       $  1.00    $  1.00    $  1.00    $  1.00    $1.00
                                                                 -----------------------------------------------------------------
Income from investment operations - net investment income ..         .01          .03        .03        .03        .03        .02
Less distributions from net investment income ..............        (.01)        (.03)      (.03)      (.03)      (.03)      (.02)
                                                                 -----------------------------------------------------------------
Net asset value, end of period .............................     $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                 =================================================================

Total return* ..............................................        1.20%        2.79%      3.01%      2.79%      3.11%      2.11%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........................     $60,454      $57,878    $63,720    $59,178    $61,079    $64,835
Ratios to average net assets:
 Expenses ..................................................         .60%**       .60%       .60%       .60%       .60%       .60%
 Expenses excluding waiver and payments by affiliate .......         .85%**       .83%       .81%       .86%       .85%       .93%
 Net investment income .....................................        2.38%**      2.75%      2.97%      2.75%      3.06%      2.12%


*Total return is not annualized for periods less than one year.
**Annualized

                       See notes to financial statements.


FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED)



                                                                                                    PRINCIPAL
FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                              AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------
INVESTMENTS 99.2%
 Erie County GO, RAN, 4.00%, 10/13/99 ............................................................  $1,000,000  $1,002,766
(a)Long Island Power Authority Electric System Revenue, sub. lien,
    Sub Series 2, Weekly VRDN and Put, 3.25%, 5/01/33 ............................................     600,000     600,000
    Sub Series 5, Daily VRDN and Put, 3.40%, 5/01/33 .............................................   1,700,000   1,700,000
   Metropolitan Transportation Authority, TECP, 3.20%, 7/08/99 ...................................     500,000     500,000
(a)New York and New Jersey Port Authority, Special Obligation Revenue, Versatile
   Structure Obligation Series 2, Daily VRDN and Put, 3.60%, 5/01/19 .............................     700,000     700,000
(a)New York City GO,
    Series B, Sub Series B-3, MBIA Insured, Daily VRDN and Put, 3.70%, 8/15/04 ...................     300,000     300,000
    Series B, Sub Series B-7, AMBAC Insured, Daily VRDN and Put, 3.70%, 8/15/18 ..................   2,500,000   2,500,000
    Sub Series A-5, Daily VRDN and Put, 3.70%, 8/01/16 ...........................................     900,000     900,000
(a)New York City HDC, Mortgage Revenue, Columbus Apartments, Series A, Weekly VRDN and Put,
    3.20%, 03/15/25 ..............................................................................   1,500,000   1,500,000
(a)New York City HDC, MF Rental Housing Revenue,
    One Columbus Development, Series A, Weekly VRDN and Put, 3.35%, 11/15/28 .....................   1,000,000   1,000,000
    Brittany Development, Series A, Weekly VRDN and Put, 3.35%, 6/15/29 ..........................   1,500,000   1,500,000
(a)New York City IDA, Civic Facility Revenue,
    American Civil Liberties, Weekly VRDN And Put, 3.35%, 6/01/12 ................................     900,000     900,000
    National Audubon Society Daily VRDN And Put, 3.35%,12/01/14 ..................................     500,000     500,000
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
(a)Series 93C, FGIC Insured, Daily VRDN and Put, 3.70%, 6/15/22 ..................................   1,800,000   1,800,000
    Series A, 6.00%, 6/15/00 .....................................................................   3,630,000   3,723,136
(a)Series G, FGIC Insured, Daily VRDN and Put, 3.40%, 6/15/24 ....................................   1,550,000   1,550,000
   New York City Trust Cultural Resources Revenue,
(a)Museum of Broadcasting, Weekly VRDN and Put, 3.25%, 5/01/14 ...................................   2,000,000   2,000,000
   Museum of Modern Art, Series 1, AMBAC Insured, 5.00%,1/01/00 ..................................   1,325,000   1,338,710
(a)Series B, MBIA Insured, Weekly VRDN and Put, 3.10%, 04/01/21 ..................................   1,100,000   1,100,000
   New York State Dormitory Authority Revenues,
(a)New York Public Library, Series B, Refunding, MBIA Insured, Weekly VRDN and Put, 3.25%, 7/01/28   2,200,000   2,200,000
(a)Oxford University Press Inc., Weekly VRDN and Put, 3.30%, 7/01/25 .............................     700,000     700,000
(a)Sloan Kettering Memorial, Daily VRDN and Put, 3.50%, 7/01/19 ..................................   2,500,000   2,500,000
   State University Dormitory, Facilities-A, Refunding, AMBAC Insured, 5.00%, 7/01/99 ............   1,500,000   1,500,000
(a)New York State Energy Research and Development Authority, PCR,
    Central Hudson Gas & Electric Co. Project, Weekly VRDN and Put, 3.50%, 11/01/20 ..............     500,000     500,000
    Niagara Mohawk Power Corp., Series B, Daily VRDN and Put, 3.45%, 12/01/25 ....................   1,200,000   1,200,000
    Orange and Rockland Project, Refunding, Series A, FGIC Insured, Weekly VRDN and
      Put, 3.10%, 10/01/14 .......................................................................   1,000,000   1,000,000
    Orange and Rockland Utilities, Refunding, Series A, AMBAC Insured, Weekly VRDN and
      Put, 3.10%, 8/01/15 ........................................................................   1,350,000   1,350,000
    Rochester Gas & Electric Corp. Series C, MBIA Insured, Weekly VRDN and Put, 3.10%, 8/01/32 ...   1,500,000   1,500,000
   New York State Environmental Facilities Corp. TECP, 3.15%, 7/13/99 ............................   2,000,000   2,000,000
   New York State GO, TECP, 3.15%, 7/22/99 .......................................................   2,000,000   2,000,000
(a)New York State HFAR, Normandie Court I Project, Weekly VRDN and Put, 3.20%, 5/15/15 ...........   2,100,000   2,100,000
(a)New York State Job Development Authority Revenue, State Guaranteed, Special Purpose,
    Series A, Daily VRDN and Put, 3.50%, 3/01/07 .................................................   1,060,000   1,060,000
(a)New York State Local Government Assistance Corp.,
    Series B, Weekly VRDN and Put, 3.25%, 4/01/23 ................................................     500,000     500,000
    Series D, Weekly VRDN and Put, 3.25%, 4/01/25 ................................................     200,000     200,000
    Series F, Weekly VRDN and Put, 3.20%, 4/01/25 ................................................   2,200,000   2,200,000


FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)



                                                                                                         PRINCIPAL
FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                                   AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS (CONT.)
(a)New York State Medical Care Facilities Finance Agency Revenue, Pooled Equipment
   Loan Program 2A, Weekly VRDN and Put, 3.15%, 11/01/03 .............................................  $ 1,930,000  $ 1,930,000
(a)Niagara County New York IDA, IDR, Pyron Corp. Project, Weekly VRDN and Put, 3.45%, 11/01/04 .......      595,000      595,000
(a)Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series A,
   AMBAC Insured, Weekly VRDN and Put, 3.10%, 7/1/28 .................................................    2,400,000    2,400,000
   Puerto Rico Commonwealth Tax and Revenue, TRAN, Series A, 3.50%, 7/30/99 ..........................    2,000,000    2,001,139
   Suffolk County TAN, Series II,
      3.75% 9/09/99 ..................................................................................    1,000,000    1,000,778
      4.00%, 9/09/99 .................................................................................    1,500,000    1,501,807
(a)Syracuse IDA Civic Facilities Revenue, Multi-Modal-Syracuse University Project, Daily VRDN and
     Put, 3.40%, 3/01/23 .............................................................................      400,000      400,000
   Westchester County TAN, 2.83%, 12/30/99 ...........................................................    2,500,000    2,500,355
                                                                                                                     -----------
   TOTAL INVESTMENTS (COST $59,953,691) 99.2% ........................................................                59,953,691
   OTHER ASSETS, LESS LIABILITIES .8% ................................................................                   500,575
                                                                                                                     -----------
   NET ASSETS 100.0% .................................................................................               $60,454,266
                                                                                                                     ===========


See glossary of terms on page 31.

(a)Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                       See notes to financial statements.


FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)



GLOSSARY OF TERMS
--------------------------------------------------------------------------------

AMBAC  - American Municipal Bond Assurance Corp.
COP    - Certificate of Participation
ETM    - Escrow to Maturity
FGIC   - Financial Guaranty Insurance Co.
FHA    - Federal Housing Authority/Agency
FSA    - Financial Security Assistance (Some of the securities shown as FSA
         Insured were originally insured by Capital Guaranty Insurance Co.
         (CGIC) which was acquired by FSA in 1995 and no longer does business under this name).
GO     - General Obligation
HDC    - Housing Development Corp.
HFAR   - Housing Finance Authority Revenue
IDA    - Industrial Development Authority/Agency
IDR    - Industrial Development Revenue
MBIA   - Municipal Bond Investors Assurance Corp.
MF     - Multi-Family
MTA    - Metropolitan Transit Authority
PCR    - Pollution Control Revenue
PFA    - Public Financing Authority
RAN    - Revenue Anticipation Notes
TAN    - Tax Anticipation Notes
TECP   - Tax-Exempt Commercial Paper
TRAN   - Tax and Revenue Anticipation Notes
USTA   - United States Tennis Association
VRDN   - Variable Rate Demand Notes


FRANKLIN NEW YORK TAX-FREE TRUST
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)


                                                          FRANKLIN NEW YORK           FRANKLIN NEW YORK         FRANKLIN NEW YORK
                                                          INSURED TAX-FREE            INTERMEDIATE-TERM            TAX-EXEMPT
                                                             INCOME FUND            TAX-FREE INCOME FUND           MONEY FUND
---------------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost ....................................               $ 254,478,630                $  70,736,880                $  59,953,691
                                                          =======================================================================
  Value ...................................                 264,601,670                   72,436,498                   59,953,691
 Cash .....................................                     184,441                       87,311                      210,422
 Receivables:
  Investment securities sold ..............                          --                       20,000                           --
  Capital shares sold .....................                   1,947,079                    1,133,442                      170,981
  Interest ................................                   5,074,728                    1,360,613                      369,249
                                                          -----------------------------------------------------------------------
      Total assets ........................                 271,807,918                   75,037,864                   60,704,343
                                                          -----------------------------------------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed .................                     145,252                          944                      161,534
  Affiliates ..............................                     188,484                       38,235                       27,800
  Shareholders ............................                     153,841                       30,253                       41,525
 Distributions to shareholders ............                     394,406                      115,674                           --
 Other liabilities ........................                      29,718                       16,735                       19,218
                                                          -----------------------------------------------------------------------
      Total liabilities ...................                     911,701                      201,841                      250,077
                                                          -----------------------------------------------------------------------
       Net assets, at value ...............               $ 270,896,217                $  74,836,023                $  60,454,266
                                                          =======================================================================
Net assets consist of:
 Undistributed net investment income ......               $          --                $      77,416                $          --
 Accumulated distributions in excess of net
   investment income ......................                    (113,156)                          --                           --
 Net unrealized appreciation ..............                  10,123,040                    1,699,618                           --
 Accumulated net realized gain (loss) .....                     292,720                   (2,633,045)                          --
 Capital shares ...........................                 260,593,613                   75,692,034                   60,454,266
                                                          -----------------------------------------------------------------------
       Net assets, at value ...............               $ 270,896,217                $  74,836,023                $  60,454,266
                                                          =======================================================================


                       See notes to financial statements.

FRANKLIN NEW YORK TAX-FREE TRUST
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 1999 (UNAUDITED)

                                                          FRANKLIN NEW YORK     FRANKLIN NEW YORK      FRANKLIN NEW YORK
                                                          INSURED TAX-FREE      INTERMEDIATE-TERM         TAX-EXEMPT
                                                             INCOME FUND      TAX-FREE INCOME FUND       MONEY FUND
                                                          --------------------------------------------------------------
CLASS A:
 Net assets, at value ..................................   $ 259,053,126       $ 74,836,023                $60,454,266
                                                          ==============================================================
 Shares outstanding ....................................      22,871,458          7,205,271                 60,454,266
                                                          ==============================================================
 Net asset value per share* ............................   $       11.33       $      10.39                $      1.00
                                                          ==============================================================
 Maximum offering price per share (net  asset
   value per share divided by 95.75%, 97.75%,
   100.00% respectively)................................   $       11.83       $      10.63                $      1.00
                                                          ==============================================================
CLASS C:
 Net assets, at value ..................................   $  11,843,091                 --                         --
                                                          ==============================================================
 Shares outstanding ....................................       1,035,547                 --                         --
                                                          ==============================================================
 Net asset value per share* ............................   $       11.44                 --                         --
                                                          ==============================================================
 Maximum offering price per share (net asset value per
   share divided by 99.00%) ............................   $       11.56                 --                         --
                                                          ==============================================================


*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.


FRANKLIN NEW YORK TAX-FREE TRUST
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                          FRANKLIN NEW YORK     FRANKLIN NEW YORK     FRANKLIN NEW YORK
                                                          INSURED TAX-FREE      INTERMEDIATE-TERM         TAX-EXEMPT
                                                             INCOME FUND         TAX-FREE INCOME          MONEY FUND
                                                          -------------------------------------------------------------
Investment income:
 Interest ..............................................     $ 7,706,931          $ 2,123,210          $   860,892
                                                          -------------------------------------------------------------
Expenses:
 Management fees (Note 3) ..............................         751,588              252,179              179,130
 Distribution fees: (Note 3)
  Class A ..............................................         122,109               39,860                   --
  Class C ..............................................          34,132                   --                   --
 Transfer agent fees (Note 3) ..........................          59,776               19,643               37,764
 Custodian fees ........................................           1,372                  371                  567
 Reports to shareholders ...............................          20,381                5,856               15,648
 Registration and filing fees ..........................          12,973                5,513                6,171
 Professional fees .....................................          13,004                3,222                3,252
 Trustees' fees and expenses ...........................           8,637                2,265                1,713
 Other .................................................          13,057                3,637                  678
                                                          -------------------------------------------------------------
      Total expenses ...................................       1,037,029              332,546              244,923
      Expenses waived/paid by affiliate (Note 3) .......              --             (152,669)             (72,947)
                                                          -------------------------------------------------------------
       Net expenses ....................................       1,037,029              179,877              171,976
                                                          -------------------------------------------------------------
        Net investment income ..........................       6,669,902            1,943,333              688,916
                                                          -------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments .............         294,749              (73,514)                  --
 Net unrealized depreciation on investments ............      (9,326,946)          (2,761,276)                  --
                                                          -------------------------------------------------------------
Net realized and unrealized loss .......................      (9,032,197)          (2,834,790)                  --
                                                          -------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations ............................     $(2,362,295)         $  (891,457)         $   688,916
                                                          =============================================================


                       See notes to financial statements.


FRANKLIN NEW YORK TAX-FREE TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1998

                                                                                                         FRANKLIN NEW YORK
                                                             FRANKLIN NEW YORK INSURED                 INTERMEDIATE-TERM
                                                                TAX-FREE INCOME FUND                  TAX-FREE INCOME FUND
                                                         --------------------------------------------------------------------------
                                                         SIX MONTHS ENDED      YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED
                                                           JUNE 30, 1999    DECEMBER 31, 1998     JUNE 30, 1999   DECEMBER 31, 1998
                                                         --------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................  $   6,669,902      $  13,181,749       $   1,943,333      $   3,209,507
  Net realized gain (loss) from investments ............        294,749          1,939,615             (73,514)           262,095
  Net unrealized appreciation (depreciation)
     on investments ....................................     (9,326,946)           706,841          (2,761,276)           861,981
                                                          -------------------------------------------------------------------------
      Net increase (decrease) in net assets
        resulting from operations ......................     (2,362,295)        15,828,205            (891,457)         4,333,583
 Distributions to shareholders from:
  Net investment income:
   Class A .............................................     (6,444,639)       (12,887,618)         (1,931,134)        (3,321,193)
   Class C .............................................       (225,263)          (294,131)                 --                 --
  In excess of net investment income:
   Class A .............................................        (34,922)           (74,373)                 --                 --
   Class C .............................................         (1,221)            (1,697)                 --                 --
  Net realized gains:
   Class A .............................................        (90,756)        (1,299,492)                 --                 --
   Class C .............................................         (4,126)           (44,540)                 --                 --
                                                          -------------------------------------------------------------------------
 Total distributions to shareholders ...................     (6,800,927)       (14,601,851)         (1,931,134)        (3,321,193)
 Capital share transactions: (Note 2)
  Class A ..............................................     (2,596,624)         8,241,153          (3,030,475)        20,760,497
  Class C ..............................................      2,771,111          3,826,083                  --                 --
                                                          -------------------------------------------------------------------------
 Total capital share transactions ......................        174,487         12,067,236          (3,030,475)        20,760,497
      Net increase (decrease) in net assets ............     (8,988,735)        13,293,590          (5,853,066)
                                                                                                                      21,772,887
Net assets
 Beginning of period ...................................    279,884,952        266,591,362          80,689,089         58,916,202
                                                          -------------------------------------------------------------------------
 End of period .........................................  $ 270,896,217      $ 279,884,952       $  74,836,023      $  80,689,089
                                                           ========================================================================
Undistributed net investment income (accumulated
 distributions in excess of net investment income)
included in net assets:
  End of period ........................................  $    (113,156)     $     (77,013)      $      77,416      $      65,217
                                                           ========================================================================

                       See notes to financial statements.



FRANKLIN NEW YORK TAX-FREE TRUST
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1998


                                                                                FRANKLIN NEW YORK
                                                                              TAX-EXEMPT MONEY FUND
                                                                     --------------------------------------
                                                                     SIX MONTHS ENDED        YEAR ENDED
                                                                          JUNE 30, 1999   DECEMBER 31, 1998
                                                                     --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..........................................    $    688,916          $  1,656,684
                                                                     --------------------------------------
 Distributions to shareholders from net investment income ........        (688,916)           (1,656,684)
 Capital share transactions (Note 2) .............................       2,576,286            (5,841,785)
                                                                     --------------------------------------
      Net increase (decrease) in net assets ......................       2,576,286            (5,841,785)
Net assets (there is no undistributed net investment income
  at beginning or end of period):
 Beginning of period .............................................      57,877,980            63,719,765
                                                                     --------------------------------------
 End of period ...................................................    $ 60,454,266          $ 57,877,980
                                                                     ======================================


                       See notes to financial statements.



FRANKLIN NEW YORK TAX-FREE TRUST
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, non-diversified investment company, consisting of three series (the Funds). The Funds seek to provide tax-free income. The Franklin New York Tax-Exempt Money Fund (Money Fund) also seeks capital preservation and liquidity in its investments. The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION:

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

Securities in the Money Fund are valued at amortized cost which approximates value.

b. INCOME TAXES:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income and capital gains or losses are normally declared daily for the Money Fund. Such distributions are reinvested in additional shares of the Fund. Distributions from net investment income are normally declared daily and distributed monthly to shareholders for the Franklin New York Insured Tax-Free Income Fund (Insured Fund) and the Franklin New York Intermediate-Term Tax-Free Income Fund (Intermediate-Term Fund). Other distributions are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class for the Insured Fund.

d. INSURANCE:

The scheduled payments of interest and principal for each long-term municipal security in the Insured Fund are insured by either a new issue insurance policy, a portfolio insurance policy, a secondary insurance policy, or by collateral guaranteed by an agency of the U.S. government.



FRANKLIN NEW YORK TAX-FREE TRUST
Notes to Financial Statements (unaudited) (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

d. INSURANCE: (CONT.)

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security, included as an expense of the Fund, or paid by a third party.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amount of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the funds are indicated below. Effective January 1, 1999, Class I and Class II were renamed Class A and C, respectively. Each class of shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege.

CLASS A                                         CLASS A & CLASS C
--------------------------------------------------------------------------------
Franklin New York Intermediate-Term Tax-Free    Franklin New York Insured
Income Fund                                     Tax-Free Income Fund
Franklin New York Tax-Exempt Money Fund

At June 30, 1999, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                         FRANKLIN NEW YORK          FRANKLIN NEW YORK         FRANKLIN NEW YORK
                                         INSURED TAX-FREE           INTERMEDIATE-TERM            TAX-EXEMPT
                                            INCOME FUND           TAX-FREE INCOME FUND           MONEY FUND
                                    ---------------------------------------------------------------------------
                                        SHARES     AMOUNT          SHARES       AMOUNT          SHARES/AMOUNT
                                    ---------------------------------------------------------------------------
CLASS A SHARES:
 Six months ended June 30, 1999
  Shares sold .................      1,467,379    $ 17,035,123       1,237,426    $ 13,248,680    $ 26,385,512
  Shares issued in reinvestment
    of distributions ..........        308,863       3,586,655         101,296       1,083,502         691,307
  Shares redeemed .............     (1,997,096)    (23,218,402)     (1,623,769)    (17,362,657)    (24,500,533)
                                    ---------------------------------------------------------------------------
      Net increase (decrease) .       (220,854)   $ (2,596,624)       (285,047)   $ (3,030,475)   $  2,576,286
                                    ===========================================================================
 Year ended December 31, 1998
  Shares sold .................      2,627,781    $ 30,700,744       3,890,300    $ 41,529,693    $ 51,502,356
  Shares issued in reinvestment
    of distributions ..........        679,637       7,946,653         189,172       2,019,473       1,656,994
  Shares redeemed .............     (2,604,462)    (30,406,244)     (2,136,427)    (22,788,669)    (59,001,135)
                                    ---------------------------------------------------------------------------
      Net increase (decrease) .        702,956    $  8,241,153       1,943,045    $ 20,760,497    $ (5,841,785)
                                    ===========================================================================



FRANKLIN NEW YORK TAX-FREE TRUST
Notes to Financial Statements (unaudited) (continued)


2. SHARES OF BENEFICIAL INTEREST (cont.)

                                                        FRANKLIN NEW YORK
                                                         INSURED TAX-FREE
                                                           INCOME FUND
                                                      ------------------------
                                                        SHARES      AMOUNT
                                                      ------------------------

CLASS C SHARES:
 Six months ended June 30, 1999
  Shares sold ..................................       267,212    $ 3,138,502
  Shares issued in reinvestment of distributions        14,561        170,542
  Shares redeemed ..............................       (45,887)      (537,933)
                                                      ------------------------
      Net increase .............................       235,886    $ 2,771,111
                                                      ========================
 Year ended December 31, 1998
  Shares sold ..................................       410,496    $ 4,858,484
  Shares issued in reinvestment of distributions        21,224        250,668
  Shares redeemed ..............................      (108,928)    (1,283,069)
                                                      ------------------------
      Net increase .............................       322,792    $ 3,826,083
                                                      ========================



3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Funds' investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Funds pay an investment management fee to Advisers based on the month-end net assets of the Insured Fund and the Intermediate-Term Fund and on the average daily net assets of the Money Fund as follows:

       ANNUALIZED
        FEE RATE      NET ASSETS
-------------------------------------------------------------------------

          .625%       First $100 million
          .500%       Over $100 million, up to and including $250 million
          .450%       In excess of $250 million


Advisers agreed in advance to waive management fees, as noted in the Statement of Operations.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Intermediate-Term Fund reimburses Distributors up to .10% per year of its average daily net assets and the Insured Fund reimburses Distributors up to .10% and .65% per year of the average daily net assets of Class A and Class C, respectively, for costs incurred in marketing the Funds' shares.



FRANKLIN NEW YORK TAX-FREE TRUST
Notes to Financial Statements (unaudited) (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the year as follows:

                         FRANKLIN NEW YORK   FRANKLIN NEW YORK
                         INSURED TAX-FREE    INTERMEDIATE-TERM
                            INCOME FUND     TAX-FREE INCOME FUND
                         ---------------------------------------

    Net commis-
     sions paid .......     $55,653              $12,037
    Contingent deferred
     sales charges ....     $   690              $24,153


The Funds paid transfer agent fees of $117,183 of which $94,888 was paid to Investor Services.


4. INCOME TAXES

At December 31, 1998, the Intermediate-Term Fund had tax basis capital losses of $2,559,531 which may be carried over to offset future capital gains. Such losses expire as follows:

                                                FRANKLIN NEW YORK
                                                INTERMEDIATE-TERM
                                              TAX-FREE INCOME FUND
                                              --------------------

    Capital loss carryovers expiring in:
     2002 .................................        $2,297,936
     2003 .................................                --
     2004 .................................           261,595
                                              --------------------
                                                   $2,559,531
                                              ====================


At June 30, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

                         FRANKLIN NEW YORK          FRANKLIN NEW YORK
                          INSURED TAX-FREE          INTERMEDIATE-TERM
                            INCOME FUND            TAX-FREE INCOME FUND
                         ----------------------------------------------

Investments at cost ...       $ 254,478,630        $  70,736,880
                         ==============================================
Unrealized appreciation       $  11,475,325        $   2,321,526
Unrealized depreciation          (1,352,285)            (621,908)
                         ----------------------------------------------
Net unrealized
 appreciation .........       $  10,123,040        $   1,699,618
                         ==============================================


FRANKLIN NEW YORK TAX-FREE TRUST
Notes to Financial Statements (unaudited) (continued)



5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1999, were as follows:

                     FRANKLIN NEW YORK      FRANKLIN NEW YORK
                     INSURED TAX-FREE       INTERMEDIATE-TERM
                        INCOME FUND        TAX-FREE INCOME FUND
                     ------------------------------------------

    Purchases          $ 7,678,629             $ 4,960,486
    Sales              $10,105,222             $ 8,962,403



6. CREDIT RISK

The Funds have investments in excess of 10% of their total net assets in the state of New York. Such concentration may subject the Funds more significantly to economic changes occurring within that state.